LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease Cost and Supplemental Cash Flow Information	The components of lease expenses were as follows:

	2021	2020
Operating lease cost	$7,397	$8,616
Finance lease cost	68	130
Short-term lease cost	1,972	2,020
ROU asset impairment	488	—
	9,925	10,766
Sublease income	(1,645)	(1,534)
Total lease expenses	$8,280	$9,232
Supplemental cash flow information related to leases was as follows:

	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$5,240	$6,152

New lease assets obtained in exchange for lease liabilities (non-cash):
Operating leases	$1,366	$678

Supplemental Balance Sheet Information
Supplemental Balance Sheet information related to leases was as follows:

	2021	2020
Operating Leases
Operating lease right-of-use assets	$14,348	$20,068

Accounts payable and accrued liabilities	$2,132	$7,376
Operating lease liabilities	15,033	17,054
Total operating lease liabilities	$17,165	$24,430

Weighted Average Remaining Lease Term
Operating leases	7.1	6.9

Weighted Average Discount Rate
Operating leases	2.6%	2.6%

Maturity of Operating Lease Liabilities	Maturities of lease liabilities were as follows:

Operating Leases
2022	$2,201
2023	3,482
2024	2,055
2025	1,645
2026	1,614
Thereafter	8,314
Total lease payments	19,311
Less: imputed interest	(2,146)
Total lease liabilities	$17,165

Maturities of Finance Lease Liabilities	Maturities of lease liabilities were as follows:

Operating Leases
2022	$2,201
2023	3,482
2024	2,055
2025	1,645
2026	1,614
Thereafter	8,314
Total lease payments	19,311
Less: imputed interest	(2,146)
Total lease liabilities	$17,165